Balance Sheet (Parentheticals) - $ / shares	Sep. 07, 2022	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)		5,000,000	5,000,000
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)		1,000,000,000	1,000,000,000	250,000,000
Common stock, shares issued (in shares)		78,268,332	51,987,832
Common stock, shares outstanding (in shares)		78,268,332	51,987,832
Banner Midstream Corp. [Member]
Preferred stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)			5,000,000		5,000,000
Preferred stock, shares issued (in shares)			0		0
Preferred stock, shares outstanding (in shares)			0		0
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)			45,000,000		45,000,000
Common stock, shares issued (in shares)			5,565,976		5,565,976
Common stock, shares outstanding (in shares)			5,565,976		5,565,976
The Exchange [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	51,987,832
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
The Exchange [Member] | Banner Midstream Corp. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	51,987,832
Business Acquisition, Percentage of Voting Interests Acquired	100.00%